Lease Liabilities - Schedule of Right-of-use Assets and Lease Liabilities (Details) - AUD ($)	Jun. 30, 2020	Jul. 02, 2019	Jun. 30, 2019
Lease liabilities [abstract]
Right of use-of-assets	$ 397,945
Lease liabilities - Current	240,915	$ 209,887
Lease liabilities - Non-Current	188,621	$ 251,471
Total	$ 429,536		$ 461,358